FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 22 – FINANCIAL INSTRUMENTS

			Financial	Financial
		Observable	instruments	instruments
		input	measured at fair	measured at	Total carrying
Categories of financial assets and liabilities (USDm):		(level 2)	value	amortized cost	value
2021:
Financial assets
Loan receivables	1)	—	—	4.6	4.6
Freight receivables	1)	—	—	84.0	84.0
Other receivables		8.3	8.3	31.7	40.0
Cash and cash equivalents, including restricted cash	1)	—	—	171.7	171.7
Total		8.3	8.3	292.0	300.3

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	1,135.3	1,135.3
Trade payables	1)	—	—	35.3	35.3
Other liabilities	1)	11.2	11.2	32.5	43.7
Total		11.2	11.2	1,203.1	1,214.3

2020:
Financial assets
Loan receivables	1)	—	—	4.6	4.6
Freight receivables	1)	—	—	58.6	58.6
Other receivables		4.5	4.5	20.4	24.9
Cash and cash equivalents, including restricted cash	1)	—	—	135.6	135.6
Total		4.5	4.5	219.2	223.7

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	842.4	842.4
Trade payables	1)	—	—	14.4	14.4
Other liabilities	1)	24.7	24.7	35.1	59.8
Total		24.7	24.7	891.9	916.6

¹⁾    Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

²⁾    See note 16.

³⁾    Derivative financial instruments are presented within the balance sheet line other receivables and other liabilities.

FAIR VALUE HIERARCHY FOR FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE IN THE BALANCE SHEET

Below, please find the fair value hierarchy for financial instruments measured at fair value in the balance sheet. The financial instruments in question are grouped into levels 1 to 3 based on the degree to which the fair value is observable.

Level 2 fair value measurements are those derived from input other than quoted prices included within level 1 which are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices)

METHODS AND ASSUMPTIONS IN DETERMING FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative part of other receivables and other payables

The fair value of derivatives in other receivables and other payables is measured using accepted valuation methods with input variables such as yield curves, forward curves, spreads, etc. and compared to financial counterparties to ensure acceptable valuations. The valuation methods discount the future fixed and estimated cash flows and valuation of any option elements.